Offerings	Nov. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% The Dow Chemical Co Notes Due November 15, 2030
Maximum Aggregate Offering Price	$ 6,957,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 960.76
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% The Dow Chemical Co Notes Due November 15, 2035
Maximum Aggregate Offering Price	$ 4,305,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 594.52
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.450% The Dow Chemical Co Notes Due November 15, 2055
Maximum Aggregate Offering Price	$ 7,241,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 999.98
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.